Share-Based Compensation (Details) - Schedule of changes in the company’s outstanding aforementioned equity awards - Profit Interest [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of changes in the company’s outstanding aforementioned equity awards [Line Items]
Number of Shares, Nonvested shares	6,671,507	3,841,822	1,709,478
Weighted average grant date fair value, Nonvested shares (in Dollars per share)	$ 7.79	$ 2.61	$ 0.09
Number of Shares, Granted	6,237,471	3,358,240
Weighted average grant date fair value, Granted (in Dollars per share)	$ 9	$ 3.28
Number of Shares, Vested	(3,070,760)	(882,872)
Weighted average grant date fair value, (in Dollars per share)	$ 4.17	$ 0.55
Shares Retained to Cover Statutory Minimum Withholding Taxes, Vested	153,636
Number of Shares, Forfeited	(337,026)	(343,024)
Weighted average grant date fair value, Forfeited (in Dollars per share)	$ 4.04	$ 0.09